DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS	12 Months Ended
Mar. 31, 2014
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS

(1)              DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS

Description of Business and Organization

ATA Inc. (the “Company”), through its wholly-owned subsidiaries, ATA Testing Authority (Holdings) Limited (“ATA BVI”), Xing Wei Institute (Hong Kong) Limited (“Xing Wei”), ATA Testing Authority (Beijing) Limited (“ATA Testing”), Beijing JinDiXin Software Technology Limited (“Beijing JDX”), ATA Learning (Beijing) Inc. (“ATA Learning”), Zhong Xiao Zhi Xing Education Technology Company Limited (“Zhi Xing”), and its consolidated variable interest entity (“VIE”), ATA Online (Beijing) Education Technology Limited (“ATA Online”) (collectively, referred to as the “Group”), provides computer-based testing services, test-based educational services, test preparation and training solutions and other related services in the People’s Republic of China (the “PRC”).

Significant Concentrations and Risks

The Group is subject to the following significant concentration and risks:

Country risk

The Group is subject to special risks associated with the PRC. These include risks associated with, among others, the political, economic, legal and social environment in the PRC, including the relative difficulty of protecting and enforcing intellectual property rights in the PRC. The interpretation and application of current or proposed requirements and regulations may have an adverse effect on the Group’s business, financial condition and results of operations. In addition, the ability to negotiate and implement specific business development projects in a timely and favorable manner may be impacted by political considerations unrelated to or beyond the control of the Group. Although the PRC government has been pursuing economic reform policies for over three decades, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered. Any change in PRC government policies and regulations affecting the education and testing service industry may have a negative impact on the Group’s operating results and financial condition.

Revenue concentration

For the years ended March 31, 2012, 2013 and 2014, RMB240.7 million, RMB246.9 million and RMB250.3 million, representing 68.4%, 67.3% and 65.1% of the Group’s net revenues, respectively, were generated from service fees from Chinese government controlled entities including governmental agencies, educational institutions and industry associations controlled by the PRC government. The demand for the Group’s products and services by these agencies, institutions and associations is affected by government budgetary cycles, funding availability and government policies. Funding reductions, reallocations or delays could adversely impact demand for the Group’s products and services or reduce the fees these customers are willing to pay for the Group’s products and services.

Net revenues from customers that individually exceeded 10% of the Group’s net revenues are as follows:

	Year Ended March 31,
	2012		2013		2014
	RMB	%	RMB	%	RMB	%

China Banking Association	36,971,719	10.5%	60,573,979	16.5%	67,516,046	17.6%
Securities Association of China	131,404,013	37.3%	84,244,267	23.0%	64,057,268	16.7%
The Chinese Institute of Certified Public Accountants	—	—	54,255,662	14.8%	61,654,948	16.0%

Accounts receivable, net from customers, that individually exceeded 10% of the Group’s accounts receivable, net are as follows:

	March 31,
	2013		2014
	RMB	%	RMB	%
Securities Association of China	19,643,518	38.4%	17,481,156	25.6%
China Banking Association	—	—	7,779,899	11.4%
China Customs Education and Training Center	7,927,308	15.5%	7,482,981	10.9%

Concentration of cash and cash equivalent balances held at financial institutions

Cash and cash equivalents balances include deposits in:

	March 31,
	2013	2014
	RMB	RMB
Financial institutions in the mainland of the PRC
— Denominated in Renminbi (“RMB”)	248,284,360	291,498,542
— Denominated in United Stated Dollars (“USD”)	719	6,517,884

Total cash and cash equivalents balances held at mainland PRC financial institutions	248,285,079	298,016,426

Financial institutions in Hong Kong Special Administrative Region (“HKSAR”) of the PRC
— Denominated in RMB	16,662,994	12,052,519
— Denominated in Hong Kong Dollar	3,172,392	307,363
— Denominated in USD	21,909,250	1,570,790

Total cash balances held at HKSAR financial institutions	41,744,636	13,930,672

Total cash and cash equivalents balances held at financial institutions	290,029,715	311,947,098

Management believes these financial institutions have high credit ratings. Cash and cash equivalents denominated in currencies other than functional currency are subject to foreign currency risk due to the appreciation or depreciation of the RMB under the current exchange rate regime in the PRC and HKSAR.